Subsequent Events	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Subsequent Events

NOTE 12 – SUBSEQUENT EVENTS

Convertible Note Extension Agreement

On November 7, 2012, the Company agreed to pay Tangiers Investors, LP a fee of $6,500 to extend the terms on the Convertible note until January 25, 2013 and make a one-time payment of 5,000 restricted shares as added consideration for this extension.

Merger

On November 9, 2012, Monster Offers, a Nevada corporation (the "Registrant" or “the Company” or the “Parent”), Monster Offers Acquisition Corporation, a Nevada corporation ("Merger Sub") and Ad Shark, Inc., a privately-held California corporation (“Ad Shark”), entered into a Acquisition Agreement and Plan of Merger (collectively the "Agreement") pursuant to which the Registrant, through its wholly-owned subsidiary, Merger Sub, acquired Ad Shark in exchange for 27,939,705 shares of the Registrant's unregistered restricted common stock (the “Merger Shares”), which were issued to the holders of Ad Shark based on their pro-rata ownership (the “Merger”). Following the Merger, the Parent will change its corporate name to Monster Mobile Marketing, Inc., which management believes reflects the Registrant’s post-acquisition business focus. The transaction contemplated by the Agreement was intended to be a "tax-free" reorganization pursuant to the provisions of Section 351 and 368(a)(1)(A) of the Internal Revenue Code of 1986, as amended.

Shareholders holding a majority of the voting power of Ad Shark have approved the acquisition, and as of the closing date of the Merger and after giving effect to the issuance of the Merger Shares, owners of the Merger Shares (and former Ad Shark shareholders) now own approximately 89.6% of the Registrant's common stock outstanding as of November 9, 2012.

Under Nevada law, the Registrant did not need the approval of its stockholders to consummate the acquisition and Merger, as the constituent corporations in the Merger were Merger Sub and Ad Shark, which are business entities incorporated under the laws of Nevada and California, respectively, and are in the same general business. The Registrant is not a constituent corporation in the Merger.

For accounting purposes, this transaction will be accounted for as a reverse merger (“Reverse Acquisition”), since immediately following the Merger, (i) the shareholders of Ad Shark would own a majority of the issued and outstanding shares of common stock of the Registrant, and (ii) the directors and executive officers of Ad Shark would become the directors and executive officers of the Registrant, such that the new board for the Registrant would consist of three directors. This Reverse Acquisition is considered to be a related party transaction as the largest shareholder of the Registrant is a director and affiliate of both Ad Shark and Monster Offers.